Consolidated Supplementary Insurance Information (Balance Sheet Items) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	$ 24,442	$ 26,706	$ 24,761
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	207,163	204,927	211,642
Policyholder account balances	209,294	212,885	225,821
Policyholder Dividends Payable	684	675	728
Unearned Premiums	4,272	4,403	3,931
Unearned Revenue	2,704	2,865	2,678
Retail
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	11,963	12,882	11,500
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	77,614	73,942	74,887
Policyholder account balances	62,319	62,733	67,023
Policyholder Dividends Payable	615	601	610
Unearned Premiums	923	918	873
Unearned Revenue	774	860	911
Group, Voluntary & Worksite Benefits
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	377	382	382
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	22,023	20,946	21,078
Policyholder account balances	8,305	8,575	8,918
Policyholder Dividends Payable	0	0	0
Unearned Premiums	1,023	886	852
Unearned Revenue	0	0	0
Corporate Benefit Funding
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	111	99	96
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	50,935	50,548	53,542
Policyholder account balances	64,505	62,043	63,523
Policyholder Dividends Payable	0	0	0
Unearned Premiums	0	0	0
Unearned Revenue	42	32	39
Latin America
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	2,063	2,227	1,231
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	9,171	9,050	8,856
Policyholder account balances	6,425	7,177	7,199
Policyholder Dividends Payable	0	0	0
Unearned Premiums	551	499	428
Unearned Revenue	651	678	627
Asia
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	8,217	9,077	9,554
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	33,711	35,863	39,061
Policyholder account balances	52,772	57,203	64,003
Policyholder Dividends Payable	61	65	65
Unearned Premiums	1,711	1,895	1,554
Unearned Revenue	924	1,035	831
EMEA
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	1,709	2,039	1,998
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	6,514	7,704	7,521
Policyholder account balances	14,006	13,953	12,679
Policyholder Dividends Payable	8	9	53
Unearned Premiums	54	196	215
Unearned Revenue	313	260	270
Corporate & Other
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	2	0	0
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	7,195	6,874	6,697
Policyholder account balances	962	1,201	2,476
Policyholder Dividends Payable	0	0	0
Unearned Premiums	10	9	9
Unearned Revenue	$ 0	$ 0	$ 0